Other payables (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables
Schedule of other payables

	Note	12.31.22	12.31.21
Non-current
ENRE penalties and discounts		17,448	18,260
Financial Lease Liability (1)		39	154
Total Non-current		17,487	18,414

Current
ENRE penalties and discounts		5,584	6,923
Related parties	35.c	266	269
Advances for works to be performed		13	25
Financial Lease Liability (1)		458	522
Other		2	7
Total Current		6,323	7,746

Schedule of financial lease liability

	12.31.22	12.31.21
Balance at beginning of year	676	602
Increase	582	879
Payments	(1,171)	(1,025)
Exchange difference	485	173
Interest	254	249
Result from exposure to inlfation	(329)	(202)
Balance at end of the year	497	676

Schedule of future minimum lease payments

	12.31.22	12.31.21
2022	—	740
2023	600	226
2024	68	12
2025	15	—
Total future minimum lease payments	683	978

Schedule of future minimum collections with respect to operating assignments

	12.31.22	12.31.21
2022	—	1,416
2023	975	1,364
2024	30	4
2025	30	—
2026	25	—
Total future minimum lease collections	1,060	2,784